Investment Strategy	Sep. 18, 2025
Value Line Asset Allocation Fund, Inc. | VALUE LINE ASSET ALLOCATION FUND INC
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The “Principal investment strategies of the Fund” section in the Prospectus of Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. is revised to add the following sentence:

The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments.

Value Line Capital Appreciation Fund, Inc. | VALUE LINE CAPITAL APPRECIATION FUND INC
Prospectus [Line Items]
Strategy Narrative [Text Block]
1.	The “Principal investment strategies of the Fund” section in the Prospectus of Value Line Asset Allocation Fund, Inc. and Value Line Capital Appreciation Fund, Inc. is revised to add the following sentence:

The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments.